Basic and Diluted Net Earnings/(Loss) per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares	98,104,216	84,970,000	81,162,400
Restricted Stock Units (RSUs)
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares	164,279	0	0
Restricted Stock Units (RSUs) | ADS
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares	41,070